Loss on Divestitures (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2015 BRL (R$)
Divestitures [Line Items]
Profit for the period from discontinued operations	R$ (867,139)
PT Portugal SGPS, S.A. ("PT Portugal")
Divestitures [Line Items]
Loss on sale of PT Portugal and divesture-related expenses	(625,464)	[1]
Comprehensive income transferred to the income statement	(225,934)	[2]
Loss for the period of discontinued operations	(15,741)	[3]
Profit for the period from discontinued operations	R$ (867,139)

[1]	The loss on the sale of PT Portugal includes: (1) the derecognized investment cost that includes goodwill arising on the business combination between the Company and PT less the R$3.8 billion allowance for loss recognized in December 2014, and selling expenses totaling R$1.3 billion; and (2) the R$0.7 billion revenue related to cash proceeds received directly by the Company. The final price is subject to possible post-closing adjustments to be determined in the following months based on changes in the cash, debt, and working capital positions at the closing date.
[2]	Refers to the cumulative foreign exchange differences gains totaling R$0.5 billion and actuarial losses from pensions and postretirement benefits plans totaling R$0.7 billion recognized in other comprehensive income, transferred from equity to profit or loss for the year due to divesture.
[3]	Refers to PT Portugal's loss recognized as equity in profits of subsidiaries for 2015.